INVENTORY (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS
Inventory	$ 10,128	$ 152,330
Inventory, raw material	10,128	152,330
Inventory, finished goods	$ 0	$ 0